Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	¥ 47,005
2026	38,547
2027	27,338
2028	23,809
2029	20,922
2030 and thereafter	3,292
Total lease payment	160,913
Less: interest	(11,978)
Present value of operating lease liability	¥ 148,935	¥ 113,231